Earnings Per Share - Schedule Of Computation Of Original and Restated Basic And Diluted Loss Per Share (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
(Loss) / profit for the period		€ (75,102)	€ 54,513
Weighted average basic number of Ordinary Shares		81,846,438	36,258,312
Weighted average diluted number of Ordinary Shares		81,846,438	40,443,670
Basic	[1]	€ (0.92)	€ 1.50
Diluted	[1]	€ (0.92)	€ 1.35
As reported
Earnings per share [line items]
Weighted average basic number of Ordinary Shares		81,846,438	17,016,872
Weighted average diluted number of Ordinary Shares		81,846,438	18,981,158
Basic		€ (0.92)	€ 3.20
Diluted		€ (0.92)	€ 2.87

[1]

(*)	Restated - see Note 10